Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of breakdown of the Group's main monetary net assets and liabilities

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2025	2024
USD / ARS	(329,316)	(428,845)
USD / DRAM	84,105	36,835
USD / EUR	150	75,409
EUR / DRAM	13,984	31,735
EUR / ARS	(2,642)	(2,324)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings

	At December 31,
	2025	2024
Fixed rate (*)	804,256	884,757
Variable rate	290,962	273,314
	1,095,218	1,158,071

(*) As of December 31, 2025 includes USD 120.5 million of short-term borrowings (USD 86.2 million as of December 2024) and USD 683.8 million of long-term borrowings (USD 798.6 million as of December 31, 2024).

Schedule provision for loss allowance for trade receivables and contract assets

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2025
Trade receivables - gross carrying amount	201,674	108,319	32,233	14,917	5,360	11,347	29,498
Contract assets - gross carrying amount	2,071	2,071	—	—	—	—	—
Expected loss rate (*)		1%	2%	4%	10%	18%	72%
Provision for loss allowance	(25,990)	(750)	(733)	(664)	(536)	(2,077)	(21,230)
Net value	177,755	109,640	31,500	14,253	4,824	9,270	8,268

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2024
Trade receivables - gross carrying amount	178,580	102,563	28,727	11,050	5,818	6,854	23,568
Contract assets - gross carrying amount	45	45	—	—	—	—	—
Expected loss rate (*)		1%	1%	3%	9%	19%	76%
Provision for loss allowance	(21,061)	(687)	(361)	(375)	(532)	(1,273)	(17,833)
Net value	157,564	101,921	28,366	10,675	5,286	5,581	5,735

(*)  Average expected loss rate. As of December 2025 and 2024, includes effect of the impact of the provisions risen from the case by case analysis.

Schedule of provision for bad debts

	2025	2024
Balance at January 1,	(21,061)	(22,368)
Bad debts of the year	(10,648)	(8,215)
Recoveries	3,864	4,321
Write off	2,139	2,856
Translation differences and inflation adjustment	(284)	2,345
Balance at December 31,	(25,990)	(21,061)

Schedule of gains/(losses) were recognized in profit or loss in relation to impaired financial assets

	2025	2024	2023
Impairment losses
- movement in provision for impairment	(11,154)	(8,883)	(4,985)
- recovery of previous impairment losses	3,841	4,440	3,439
Net impairment losses on financial assets	(7,313)	(4,443)	(1,546)

Schedule of capital management

	At December 31,
	2025	2024
Borrowings	1,095,218	1,158,071
Less: Cash and cash equivalents	(592,759)	(439,847)
Net debt	502,459	718,224
Equity	1,660,748	1,517,960

Net debt to equity ratio	30%	47%

Schedule of financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2025	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	177,755	177,755
Other receivables	—	81,927	81,927
Other financial assets (*)	7,864	228,529	236,393
Cash and cash equivalents	—	592,759	592,759
Total	7,864	1,080,970	1,088,834

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,095,218	1,095,218
Leases liabilities	—	9,732	9,732
Derivative financial liabilities (**)	2,157	—	2,157
Trade payables and other liabilities	—	1,066,208	1,066,208
Total	2,157	2,171,158	2,173,315

	Assets at fair value	Assets at amortized
December 31, 2024	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	157,564	157,564
Other receivables	—	73,542	73,542
Other financial assets (*)	7,366	167,541	174,907
Cash and cash equivalents	—	439,847	439,847
Total	7,366	838,494	845,860

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,158,071	1,158,071
Leases liabilities	—	10,717	10,717
Derivative financial liabilities (**)	3,351	—	3,351
Trade payables and other liabilities	—	897,157	897,157
Total	3,351	2,065,945	2,069,296

(*)   Other financial assets measured at fair value are Level 1 hierarchy. The carrying amount of these assets represents its fair value.

(**) Derivative financial liabilities measured at fair value are valuated through calculations under Level 2 hierarchy as of December 31, 2025 and and as of December 31, 2024 are classified within Level 2 and Level 3 of the fair value hierarchy.